Financial Instruments - Summary of Company's Foreign Currency Balances Subject to Exchange Risk (Details) $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents	$ 60,376,000		$ 45,337,000		$ 14,121,000	$ 7,678,000
Foreign Currency Risk | USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents		$ 1		$ 22,088
Accounts payable and accrued liabilities		(206)		(2,150)
Net foreign exchange exposure	$ (261,000)	(205)	$ 25,895,000	19,938
Translation to CAD	1.2732		1.2988
CAD equivalent at period end exchange rate	$ (261,000)	$ (205)	$ 25,895,000	$ 19,938